LEASE	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASE
20.	LEASE
Operating leases
The Group’s leases consist of operating leases for administrative office spaces in different cities in the PRC. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease
components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease
components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2020, the Group did not have additional operating leases that have not yet commenced.
Total operating lease expenses for the year ended December 31, 2019 and 2020 was RMB53,165 and RMB155,287, and was recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expense on the consolidated statements of operations.

	For the year ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	64,630	141,942
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	231,146	647,029
Weighted average remaining lease term
Operating leases	4.4	4.6
Weighted average discount rate
Operating leases	5.0%	6.6%
The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

RMB
Year ending December 31,
2021	206,362
2022	217,978
2023	194,381
2024	178,226
2025	99,170
2026 and thereafter	36,950

Less: imputed interest	(136,302)

Total	796,765

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the year
s
ended December 31, 2018, 2019, 2020, total rental expense for all operating leases amounted to RMB13,965, RMB53,165 and RMB155,287, respectively.